Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Contingent consideration (Refer to Note 19)		₨ 429		₨ 1,545
Liability on written put options to non-controlling interests (Refer to Note 19)		4,303		0
Deposits and others		253		1,104
Other non-current financial liabilities		4,985	$ 60	2,649
Current
Contingent consideration (Refer to Note 19)		0		1,508
Advance from customers		598		1,373
Cash Settled ADS RSUs		3		6
Capital creditors		333		215
Deposits and others		1,338		1,039
Current financial liabilities		2,272	$ 27	4,141
Other financial liabilities	[1]	₨ 7,257		₨ 6,790

[1]	Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.